Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 63	$ 171	$ 158
Other comprehensive income (loss), net of tax
Investment securities	(10)	(13)	(3)
Derivatives and hedging activities	1	4	(3)
Other comprehensive income (loss), net of tax	(9)	(9)	(6)
Comprehensive income	$ 54	$ 162	$ 152